Offerings	Aug. 27, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Offering Note
(1)
An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered under this Registration Statement on Form
S-3
(this “Registration Statement”) as may from time to time be sold at indeterminate prices or issued upon conversion, exchange, or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional securities as may become issuable as a result of stock splits, stock dividends, or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
There are being registered under this Registration Statement guarantees of the debt securities of the Registrant by certain of the Registrant’s subsidiaries listed in the “Subsidiary Guarantor Registrants” table in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n), no separate registration fee is payable with regard to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Offering Note
(1)
An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered under this Registration Statement on Form
S-3
(this “Registration Statement”) as may from time to time be sold at indeterminate prices or issued upon conversion, exchange, or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional securities as may become issuable as a result of stock splits, stock dividends, or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
There are being registered under this Registration Statement guarantees of the debt securities of the Registrant by certain of the Registrant’s subsidiaries listed in the “Subsidiary Guarantor Registrants” table in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n), no separate registration fee is payable with regard to the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered under this Registration Statement on Form
S-3
(this “Registration Statement”) as may from time to time be sold at indeterminate prices or issued upon conversion, exchange, or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional securities as may become issuable as a result of stock splits, stock dividends, or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
There are being registered under this Registration Statement guarantees of the debt securities of the Registrant by certain of the Registrant’s subsidiaries listed in the “Subsidiary Guarantor Registrants” table in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n), no separate registration fee is payable with regard to the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note
(1)
An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered under this Registration Statement on Form
S-3
(this “Registration Statement”) as may from time to time be sold at indeterminate prices or issued upon conversion, exchange, or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional securities as may become issuable as a result of stock splits, stock dividends, or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
There are being registered under this Registration Statement guarantees of the debt securities of the Registrant by certain of the Registrant’s subsidiaries listed in the “Subsidiary Guarantor Registrants” table in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n), no separate registration fee is payable with regard to the guarantees.